UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08702

ALLIANCE ALL-MARKET ADVANTAGE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance All-Market Advantage Fund

Portfolio of Investments

June 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 102.6%
Information Technology - 30.4%
Communications Equipment - 5.5%
Cisco Systems, Inc. (a)	66,700	$1,857,595
Qualcomm, Inc.	19,000	824,410

		2,682,005

Computers & Peripherals - 11.3%
Apple, Inc. (a)	25,100	3,063,204
Hewlett-Packard Co.	35,000	1,561,700
Network Appliance, Inc. (a)	22,400	654,080
Sun Microsystems, Inc. (a)	49,500	260,370

		5,539,354

Internet Software & Services - 7.8%
Akamai Technologies, Inc. (a)	7,000	340,480
eBay, Inc. (a)	9,800	315,364
Google, Inc.-Class A (a)	6,010	3,145,514

		3,801,358

Semiconductors & Semiconductor Equipment - 3.3%
Broadcom Corp.-Class A (a)	29,000	848,250
Nvidia Corp. (a)	10,600	437,886
Texas Instruments, Inc.	8,100	304,803

		1,590,939

Software - 2.5%
Adobe Systems, Inc. (a)	15,200	610,280
Microsoft Corp.	20,300	598,241

		1,208,521

		14,822,177

Financials - 19.3%
Capital Markets - 12.6%
The Blackstone Group LP (a)	19,900	582,473
Credit Suisse Group (New York) (ADR)	12,600	894,096
Franklin Resources, Inc.	11,600	1,536,652
The Goldman Sachs Group, Inc.	3,300	715,275
Lazard Ltd.-Class A	800	36,024
Legg Mason, Inc.	12,400	1,219,912
Merrill Lynch & Co., Inc.	13,900	1,161,762

		6,146,194

Diversified Financial Services - 6.7%
Chicago Mercantile Exchange Holdings, Inc.-Class A	3,465	1,851,557
JPMorgan Chase & Co.	8,700	421,515
Moody’s Corp.	8,000	497,600
NYSE Euronext	6,600	485,892

		3,256,564

		9,402,758

Health Care - 18.6%
Biotechnology - 6.0%
Celgene Corp. (a)	10,800	619,164
Genentech, Inc. (a)	13,900	1,051,674
Gilead Sciences, Inc. (a)	33,000	1,279,410

		2,950,248

Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	8,200	1,106,262

Health Care Providers & Services - 5.5%
Medco Health Solutions, Inc. (a)	6,400	499,136
WellPoint, Inc. (a)	27,300	2,179,359

		2,678,495

Pharmaceuticals - 4.8%
Abbott Laboratories	21,400	1,145,970
Merck & Co., Inc.	10,100	502,980
Teva Pharmaceutical Industries, Ltd. (ADR)	7,800	321,750
Wyeth	6,200	355,508

		2,326,208

		9,061,213

Consumer Discretionary - 10.8%
Hotels Restaurants & Leisure - 3.7%
Hilton Hotels Corp.	14,900	498,703
Las Vegas Sands Corp. (a)	1,100	84,029
McDonald’s Corp.	6,600	335,016
MGM Mirage (a)	900	74,232
Starwood Hotels & Resorts Worldwide, Inc.	11,800	791,426

		1,783,406

Media - 3.4%
Comcast Corp.-Special-Class A (a)	59,050	1,651,038

Multiline Retail - 3.7%
Kohl’s Corp. (a)	14,700	1,044,141
Target Corp.	12,300	782,280

		1,826,421

		5,260,865

Industrials - 10.1%
Aerospace & Defense - 7.7%
Boeing Co.	20,600	1,980,896
Honeywell International, Inc.	14,700	827,316
Spirit Aerosystems Holdings, Inc.-Class A (a)	20,500	739,025
United Technologies Corp.	3,300	234,069

		3,781,306

Construction & Engineering - 1.2%
Fluor Corp.	5,050	562,419

Electrical Equipment - 0.5%
Emerson Electric Co.	5,400	252,720

Machinery - 0.7%
Deere & Co.	2,900	350,146

		4,946,591

Energy - 4.8%
Energy Equipment & Services - 4.7%
Baker Hughes, Inc.	9,400	790,822
Halliburton Co.	10,150	350,175
Schlumberger, Ltd.	13,800	1,172,172

		2,313,169

Oil, Gas & Consumable Fuels - 0.1%
Petro-Canada	500	26,580

		2,339,749

Consumer Staples - 4.0%
Beverages - 1.0%
PepsiCo, Inc.	7,300	473,405

Food Products - 0.5%
WM Wrigley Jr Co.	4,100	226,771

Household Products - 2.5%
Colgate-Palmolive Co.	4,700	304,795
Procter & Gamble Co.	15,200	930,088

		1,234,883

		1,935,059

Materials - 3.3%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	5,600	450,072
Monsanto Co.	17,400	1,175,196

		1,625,268

Telecommunication Services - 1.3%
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV Series L (ADR)	10,200	631,686

Total Common Stocks (cost $39,557,309)		50,025,366

	Principal Amount (000)

SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
The Bank of New York 4.25%, 7/02/07 (cost $160,000)	$160	160,000

Total Investments - 102.9% (cost $39,717,309)		50,185,366
Other assets less liabilities - (2.9)%		(1,410,127)

Net Assets - 100.0%		$48,775,239

(a)	Non-income producing security.

Glossary:

ADR☐            -☐            American Depositary Receipt☐

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alliance All-Market Advantage Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	August 20, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2007